Form 5500 - Reconciliation of Net Assets Available for Benefits per the Statements of Net Assets Available for Benefits to the Form 5500 (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Form 5500
Net assets available for benefits per the Statements of Net Assets Available for Benefits	$ 5,043,856,838	$ 4,590,494,893
Adjustments from contract value to fair value for fully benefit-responsive investment contract	(5,255,449)	(10,946,100)
Net assets available for benefits per the Form 5500	$ 5,038,601,389	$ 4,579,548,793